Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,902,383)	$ (18,749,163)
Loss from discontinued operations	2,425,223	15,846,385
Loss from continuing operations	(2,477,160)	(2,902,778)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	280,275	82,436
Non-cash interest expense		672,144
Changes in operating assets and liabilities:
Prepaid expenses and other assets	39,040	(220,845)
Accounts payable and accrued expenses	48,009	1,305,071
NET CASH USED IN OPERATING ACTIVITIES - CONTINUING OPERATIONS	(2,109,836)	(1,063,972)
NET CASH USED IN OPERATING ACTIVITIES - DISCONTINUED OPERATIONS	(1,485,004)	(9,502,946)
NET CASH USED IN OPERATING ACTIVITIES	(3,594,840)	(10,566,918)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received upon acquisition		4,947,023
Proceeds from sale of component, net of cash relinquished		1,995,634
NET CASH PROVIDED BY INVESTING ACTIVITIES - CONTINUING OPERATIONS		6,942,657
NET CASH USED IN INVESTING ACTIVITIES - DISCONTINUED OPERATIONS	(142,458)	(497,102)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(142,458)	6,445,555
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock	2,000,001	300,000
Financing fees in connection with the sale of common stock	(15,000)
Common stock reserved and retired in connection with excess tax benefits paid	(193,189)
Proceeds from the sale of Series H-5 preferred stock and warrants	2,500,000
Financing fees in connection with the sale of Series H-5 preferred stock and warrants	(200,000)
Proceeds from the sale of Series H-4 preferred stock and warrants		6,000,000
Financing costs from the sale of Series H-4 preferred stock and warrants		(101,661)
Proceeds from issuance of common stock in connection with exercise of H-4 warrants	16,667	936,423
Proceeds from the sale of Series K Warrants		983,333
Financing costs from the sale of Series K warrants		(15,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES - CONTINUING OPERATIONS	4,108,479	8,103,095
NET CASH USED IN FINANCING ACTIVITIES - DISCONTINUED OPERATIONS		(50,263)
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,108,479	8,052,832
Net increase in cash, including cash classified within current assets held for sale	371,181	3,931,469
Less: Net increase in cash classified within current assets held for sale		(43,559)
Net increase in cash	371,181	3,887,910
Cash, beginning of year	3,887,910
Cash, end of year	4,259,091	3,887,910
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
Issuance of common stock for accrued stock based compensation	4,724
Assets acquired under operating leases included in assets held for sale	23,040
NON-CASH FINANCING ACTIVITIES:
Stock issued to WPCS Shareholder in the merger, net of cash received of 4,947,023		4,845,200
Series H-4 offering cost paid in H-4 shares and warrants		568,648
Stock issued for convertible note payable		3,682,502
Stock issued for accrued interest on convertible note payable		159,584
Deemed dividends on warrant issuances		1,399,656
Deemed dividend on Series H-4 warrant and preferred stock modification	$ 57,875